Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment, Net Estimated Useful Lives	The estimated useful lives of these assets are generally as follows:
Category	Estimated useful life

Leasehold improvement	Shorter of the lease term or estimated economic life
Computer and electronic equipment	3 years
Furniture and mechanical equipment	5 years

Schedule of Intangible Assets Estimated Useful Lives	Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:
Category	Estimated useful life

Insurance brokerage license	52 months
Software	1 year to 2 years
Brand name	5 years

Schedule of Group’s Revenues Disaggregated by Business Line	The following table sets forth a breakdown of the Group’s revenues disaggregated by business line:
	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Online learning services
- Financial literacy courses	2,300,434	1,874,627	1,307,365
- Skills upgrading courses	158,295	721,252	1,661,791
- Recreation and leisure courses	35,601	138,998	395,118
Subtotal	2,494,330	2,734,877	3,364,274
Enterprise services	185,511	340,934	247,732
Consumer business	-	4,816	173,961
Others	188,133	754	9,364
Total revenues	2,867,974	3,081,381	3,795,331